Commitments (Tables)	9 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Future minimum commitments under non-cancelable leases

	Capital Leases	Operating Leases
	(in thousands)
Years ending:
2012	$433	$1,379
2013	319	1,293
2014	207	1,267
2015	144	1,267
2016 and thereafter	10	3,166

Total future minimum lease payments	1,113	$8,372

Less interest cost	(110)

Net present value of minimum lease payments	$1,003